TRADE RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Concentration Risk [Line Items]
Trade Receivables (gross)	$ 35,710	$ 9,915
Allowance for doubtful accounts	(258)	(65)
Trade Receivables (net)	35,452	9,850
Recovery of bad debt expense	126	215
Current [Member]
Concentration Risk [Line Items]
Trade Receivables (gross)	31,353	8,395
Allowance for doubtful accounts
Trade Receivables (net)	31,353	8,395
At Least One Day Past Due [Member]
Concentration Risk [Line Items]
Trade Receivables (gross)	4,357	1,520
Allowance for doubtful accounts	(258)	(65)
Trade Receivables (net)	$ 4,099	$ 1,455
Accounts Receivable [Member] | Customer 1 [Member]
Concentration Risk [Line Items]
Percentage of trade receivable	67.00%
Accounts Receivable [Member] | Customers 1 and 2 [Member]
Concentration Risk [Line Items]
Percentage of trade receivable		37.00%